Schedule of Intangible Assets (Details) - EUDA Health Limited [Member] - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Customer relationships	$ 607,166	$ 627,397	$ 646,246	$ 659,229
Less: Accumulated amortization	(418,216)	(403,398)	(356,284)	(197,940)
Total intangible assets, net	188,950	223,999	289,962	461,289
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets, net	$ 188,950	$ 223,999	$ 289,962	$ 461,289